Leases - Summary of Right-of-use assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	£ 88.2
Ending balance		79.2	£ 88.2	[1]
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		107.4	118.9
Additions		1.2	4.1
Disposals and other adjustments		(2.9)	(4.0)
Exchange differences		5.4	0.5
Leasehold incentives received			(12.1)
Ending balance		111.1	107.4
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		19.2	10.1
Exchange differences		1.2	0.0
Charge for the year		11.5	9.1
Ending balance		31.9	19.2
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		88.1
Ending balance		79.1	88.1
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		107.1	118.7
Additions		1.1	4.0
Disposals and other adjustments		(2.9)	(4.0)
Exchange differences		5.4	0.5
Leasehold incentives received			(12.1)
Ending balance		110.7	107.1
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		19.0	10.0
Exchange differences		1.2	0.0
Charge for the year		11.4	9.0
Ending balance		31.6	19.0
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.1
Ending balance		0.1	0.1
Other assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.3	0.2
Additions		0.1	0.1
Disposals and other adjustments		0.0	0.0
Exchange differences		0.0	0.0
Leasehold incentives received			0.0
Ending balance		0.4	0.3
Other assets [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.2	0.1
Exchange differences		0.0	0.0
Charge for the year		0.1	0.1
Ending balance		£ 0.3	£ 0.2

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.